PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.
PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the followings:

	As of December 31,
	2022	2023
	RMB	RMB
Leasehold improvement	8,093	8,093
Motor vehicles	3,038	4,103
Electronic equipment	74,360	103,599
Office equipment & furniture	7,844	7,907
Software	1,407	1,407
Total costs	94,742	125,109
Less: accumulated depreciation and amortization	(75,842)	(84,777)
Property and equipment, net	18,900	40,332

For the years ended December 31, 2021, 2022 and 2023, depreciation expenses were RMB13,077, RMB7,668 and RMB9,461 respectively.